Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	Eaton Vance Series Fund, Inc
Central Index Key	dei_EntityCentralIndexKey	0001552324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2018
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018